Pensions - Changes in pension liabilities and plan assets during the year (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in pension liabilities
Pension liabilities, beginning balance	$ 7,664
Pension liabilities, ending balance	8,328	$ 7,664
Changes in plan assets
Net pension liability	2,665	2,452
Represented by
Asset recognised as non-current pension assets (funded plan)	1,260	1,219
Liability recognised as non-current pension liabilities (unfunded plans)	3,925	3,671
Pension liabilities specified by funded and unfunded pension plans	8,328	7,664
Funded Plans [Member]
Changes in pension liabilities
Pension liabilities, beginning balance	3,994
Pension liabilities, ending balance	4,404	3,994
Represented by
Pension liabilities specified by funded and unfunded pension plans	4,404	3,994
Unfunded Plans [Member]
Changes in pension liabilities
Pension liabilities, beginning balance	3,670
Pension liabilities, ending balance	3,925	3,670
Represented by
Pension liabilities specified by funded and unfunded pension plans	3,925	3,670
Defined benefit obligations [Member]
Changes in pension liabilities
Pension liabilities, beginning balance	7,664	9,358
Current service cost	145	183
Interest cost	318	105
Actuarial (gains)/losses and currency effects	338	(1,785)
Changes in notional contribution liability and other effects	56	67
Benefits paid	(284)	(258)
Losses (gains) from curtailment, settlement or plan amendment	91	(5)
Pension liabilities, ending balance	8,328	7,664
Changes in plan assets
Benefits paid	(284)	(258)
Losses (gains) from curtailment, settlement or plan amendment	91	(5)
Represented by
Pension liabilities specified by funded and unfunded pension plans	8,328	7,664
Defined benefit plan assets [Member]
Changes in pension liabilities
Benefits paid	(141)	(121)
Losses (gains) from curtailment, settlement or plan amendment	113	(5)
Changes in plan assets
Fair value of plan assets, beginning balance	5,213	6,404
Interest income	190	116
Return on plan assets (excluding interest income)	202	(622)
Company contributions	211	104
Benefits paid	(141)	(121)
Losses (gains) from curtailment, settlement or plan amendment	113	(5)
Other effects	0	6
Foreign currency translation effects	(124)	(669)
Fair value of plan assets, ending balance	$ 5,664	$ 5,213